Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Multi-Manager Total Return Bond Strategies Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Total Return Bond Strategies Fund
Class Name	Institutional Class
Trading Symbol	CTRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by exposure to non-benchmark sectors including high-yield bonds, collateralized loan obligations and non-agency mortgage-backed securities.
Security selection
| Security selection within investment-grade corporates was a significant positive. An overweight to the financial sector was particularly additive as credit spreads narrowed throughout the period and robust new issuance provided many opportunities to participate. Issue selection in commercial mortgage-backed securities was also positive.
Interest rate positioning
| The Fund’s positioning with respect to interest rates was a small positive, as interest rates declined over the one-year period and the yield curve flattened. Positioning emphasized the front end of the yield curve where interest rates declined the most.
Top Performance Detractors
Investment grade corporates
| The Fund’s underweight positioning with respect to investment-grade corporate bonds detracted from relative performance, as this was the benchmark’s top performing sector.
Treasury securities
| Positioning within the Treasury sector was a small detractor amid a volatile interest rate environment that required ongoing interest rate re-positioning using both Treasury bonds and derivatives.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]	Fund Performance The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period. Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	8.13	0.32	1.70
Bloomberg U.S. Aggregate Bond Index	7.30	(0.04)	1.64
(a)
The returns shown for periods prior to January 3, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund's performance prior to October 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current principal investment strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 13,349,030,907
Holdings Count | Holding	3,801
Advisory Fees Paid, Amount	$ 54,180,309
Investment Company, Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 13,349,030,907
Total number of portfolio holdings	3,801
Management services fees (represents 0.44% of Fund average net assets)	$ 54,180,309
Portfolio turnover for the reporting period	236%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a
percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined
by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.6%
Interest Rate Risk	22.6%
Short
Credit Risk	0.5%
Interest Rate Risk	6.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined
by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds